Business Combinations - Summary of Gross Sales and Net Earnings Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Agrium Inc [Member]
Disclosure of detailed information about business combination [Line Items]
Sales		$ 14,551
Net earnings (loss) before income taxes		546
Retail Acquisitions [Member]
Disclosure of detailed information about business combination [Line Items]
Sales	$ 312	213
Net earnings (loss) before income taxes	(1)	$ 10
Ruralco Inc [Member]
Disclosure of detailed information about business combination [Line Items]
Sales	249
Net earnings (loss) before income taxes	(2)
Ruralco Inc [Member] | Revised Fair Value [Member]
Disclosure of detailed information about business combination [Line Items]
Sales	1,090
EBITDA	50
Other Aquisitions [Member] | Revised Fair Value [Member]
Disclosure of detailed information about business combination [Line Items]
Sales	480
EBITDA	$ 40